CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Cash flows from operating activities:
Net loss	$ (6,449)	$ (2,125)
Adjustments required to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation	237	193
Share-based compensation	2,220	1,153
Amortization of intangible assets	1,393	1,285
Impairment charge	2,132
Accretion of payment obligation	23	130
Change in:
Accrued severance pay, net	111	163
Trade receivables	(2,714)	1,390
Other accounts receivable and prepaid expenses	(491)	(972)
Other long-term assets	144	(12)
Trade payables	397	355
Deferred revenues	1,262	2,225
Employees and payroll accruals	840	239
Accrued expenses and other liabilities	49	(339)
Liabilities presented at fair value and other long-term liabilities	(74)	40
Tax deficiencies (benefit) related to exercise of stock options	44	(60)
Change in deferred taxes, net	(1,208)	195
Net cash provided by (used in) operating activities	(2,084)	3,860
Cash flows from investing activities:
Purchase of property and equipment	(340)	(283)
Cash paid in connection with acquisition, net of acquired cash		(10,402)
Net cash used in investing activities	(340)	(10,685)
Cash flows from financing activities:
Proceeds from exercise of warrants and options	155	696
Payment of contingent consideration	(1,239)	(2,054)
Tax benefit related to exercise of stock options	(44)	60
Net cash used in financing activities	(1,128)	(1,298)
Foreign currency translation adjustments on cash and cash equivalents	(51)	2
Decrease in cash and cash equivalents	(3,603)	(8,121)
Cash and cash equivalents at the beginning of the period	12,522	18,959
Cash and cash equivalents at the end of the period	8,919	10,838
Cash paid during the year for:
Income taxes	660	1,028
Supplemental disclosure of non-cash investing and financing activities:
Issuance of shares related to acquisitions		$ 6,599